Prepayments and other assets (Details) - Schedule of prepayments and other assets - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Prepayments and other current assets
Receivables from third-party payment channels	[1]	¥ 17,983	¥ 17,420
Cash advanced to employees		517	275
Prepaid advertising and marketing fees		1,056	8,376
Prepaid rental and property management fees		3,109	12,528
Prepayment for purchase of office supplies		534	2,460
Books and other related educational materials	[2]	9,254	10,131
Prepayment for acquisition of subsidiaries		3,085	4,379
Prepaid taxes		4,837	3,704
Others		10,283	5,517
Total		50,658	64,790
Long-term prepayments and other non-current assets
Prepayment for leasehold improvement		50	10,923
Long-term rental deposits		40,704	51,512
Total		¥ 40,754	¥ 62,435

[1]	The balances represent the course fee for the courses due from third-party payment channels that are mainly due to timing difference between the Group’s receipts from the third-party payment channels versus the third-party payment channels’ cash receipts from the customers.
[2]	Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.